MATERIAL ACCOUNTING POLICY INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Intangible assets under development [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	5 years
Minimum [Member] | Distributions Rights [Member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	3 years
Minimum [Member] | Customer-related intangible assets [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	4 years
Minimum [Member] | Technology-based intangible assets [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	5 years
Maximum [Member] | Distributions Rights [Member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	20 years
Maximum [Member] | Customer-related intangible assets [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	10 years
Maximum [Member] | Technology-based intangible assets [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	7 years